Related Party Transactions - Additional Information (Detail) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Trade receivable from related party	$ 0	$ 0
Trade payments to related party	0	0
Loans to related party	0	0
Loans from related party	$ 0	$ 0